Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2024
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheets are Reconciled

As of December 31, 2024 and 2023, the shares of common stock reflected on the balance sheets are reconciled in the following table.

Common stock subject to possible redemption – December 31, 2022	116,651,461
Accretion of carrying value to redemption value	4,531,223
Cash withdrawn from Trust Account to pay franchise and income taxes	(1,140,505)
Payment to redeemed public stockholders	(112,120,361)
Common stock subject to possible redemption – December 31, 2023	$7,921,818
Accretion of carrying value to redemption value	452,064
Payment to redeemed public stockholders	(2,956,393)
Common stock subject to possible redemption – December 31, 2024	$5,417,489